SHAREHOLDERS' EQUITY - Warrants (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Balance at Beginning of period (in shares)	3,665,006
Convertible debt, warrants issued (Note 8)	275,000
Balance at End of period (in shares)	3,940,006	3,665,006
Warrants
Class of Warrant or Right [Line Items]
Balance at Beginning of period (in shares)	18,325,028	392,755	49,000
Warrants exercised			(44,600)
Warrants expired			(4,400)
Convertible debt, warrants issued (Note 8)		1,511,609	392,755
Equity financing, warrants issued (discussed above)		16,420,664
Balance at End of period (in shares)		18,325,028	392,755